Advances to suppliers net	12 Months Ended
Sep. 30, 2025
Advances to suppliers net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Advances for raw materials purchase	$21,446,203	$28,400,856
Less: allowance for credit losses	-	(1,912,362)
Advances to suppliers, net	$21,446,203	$26,488,494

The movement of allowance for credit losses was as follows:

	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	$1,912,362	$54,217
Addition	-	1,807,897
Reversal	(1,860,686)	-
Translation adjustments	(51,676)	50,248
Balance as of end of year	-	$1,912,362